Severance and Exit Costs - Additional Information (Details) - USD ($) $ in Millions	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Restructuring Liability
Restructuring Cost And Reserve [Line Items]
Accounts payable and accrued liabilities	$ 0.8	$ 1.6	$ 1.1
Restructuring Severance Liability
Restructuring Cost And Reserve [Line Items]
Accounts payable and accrued liabilities	$ 0.1	$ 0.3	$ 2.6